EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES
EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES
11.	EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES

(a)	Exploration and Evaluation Expenses ("E&E")

For the year ended December 31, 2021 and 2020, E&E consisted of the following:

E&E	2021	2020
Engineering	$3,860	$9,171
Environmental	2,237	11,782
Property fees	1,150	2,104
Site activities	2,089	3,438
Socio-economic	2,403	10,451
Transportation	523	1,919
Other activities and travel	173	354
Total	$12,435	$39,219

(b)	General and Administrative Expenses ("G&A")

For the year ended December 31, 2021 and 2020, G&A consisted of the following:

G&A	2021	2020
Conference and travel	$131	$179
Consulting	1,902	2,346
Depreciation of right-of-use assets	192	235
Insurance	1,502	848
Office costs, including information technology	815	1,132
Management and administration	3,891	5,419
Shareholder communication	1,309	1,039
Trust and filing	249	347
Total	$9,991	$11,545